Cover	Oct. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2025
Entity File Number	333-284187
Entity Registrant Name	VERTICAL DATA INC.
Entity Central Index Key	0002033264
Entity Tax Identification Number	99-2841705
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(888)
Local Phone Number	462-3453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false